Employee Benefit Plans Change in Projected Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Change in projected benefit obligation
Service cost	$ 933	$ 1,137	$ 829
Interest cost	742	606	728
Pension Plan [Member] | Foreign Plan [Member]
Change in projected benefit obligation
Projected benefit obligation at prior year measurement date	34,803	36,944
Service cost	933	1,137
Interest cost	466	606
Actuarial (gains) losses	76	(5,486)
Benefits paid from company assets	(294)	(127)
Foreign currency exchange impact	(443)	1,729
Projected benefit obligation at measurement date	35,541	34,803	36,944
Change in plan assets
Fair value of assets at prior year measurement date	25,055	24,186
Actual return on plan assets	145	(368)
Benefits paid	(271)	(25)
Employer contribution	211	225
Foreign currency exchange impact	(557)	1,037
Fair value of assets at measurement date	24,583	25,055	$ 24,186
Funded status and amount recognized in assets and liabilities	(10,958)	(9,748)
Amount recognized in assets and liabilities
Other non‑current assets	2,558	1,618
Other non‑current liabilities	(13,516)	(11,366)
Amount recognized in accumulated other comprehensive loss, before taxes
Actuarial loss	$ 5,607	$ 5,373